Earnings Per Share (Details Narrative) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share
Shares not included in diluted earnings per share	6,101,667	1,957,035
Convertible note shares not included in diluted earnings per share	13,888,889	7,567,962